Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign currency items
Foreign currency items Beginning balance	$ 951	$ 790
Foreign currency items, Other comprehensive income (loss) before reclassifications	(170)	161
Foreign currency items, Reclassification adjustments for losses (gains) reclassified into income , net of tax of nil	0	0
Foreign currency items, Ending balance	781	951	790
Unrealized gains/(losses) on securities
Unrealized gains/(losses) on securities, Beginning balance	23	27
Unrealized gains/(losses) on securities, Other comprehensive income (loss) before reclassifications	(33)	(12)
Unrealized gains/(losses) on securities, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	31	8	(648)
Unrealized gains/(losses) on securities, Ending balance	21	23	27
Defined benefit pension plan
Defined Benefit pension plan, Beginning balance	(1,386)	(954)
Defined Benefit pension plan, Other comprehensive income (loss) before reclassifications	268	(432)
Defined Benefit pension plan, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	0	0
Defined Benefit pension plan, Ending balance	(1,118)	(1,386)	(954)
Accumulated other comprehensive income (loss)
Accumulated other comprehensive income, Beginning balance	(412)	(137)
Accumulated other comprehensive income, Other comprehensive income (loss) before reclassifications	65	(283)
Accumulated other comprehensive income, Reclassification adjustments for losses (gains) reclassified into income, net of tax of nil	31	8
Accumulated other comprehensive income, Ending balance	$ (316)	$ (412)	$ (137)